CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended			120 Months Ended		123 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011 Predecessor (RNAi) and RXi (Registrant)		Dec. 31, 2012 Predecessor (RNAi) and RXi (Registrant)		Mar. 31, 2013 Predecessor (RNAi) and RXi (Registrant)
Revenues:
Grant revenues	$ 53,000		$ 97,000			$ 97,000	[1]	$ 150,000	[2]
Total revenues	53,000		97,000			97,000	[1]	150,000	[2]
Expenses:
Research and development expenses	1,096,000	1,017,000	3,746,000	6,190,000	[1]	36,619,000	[1]	37,715,000	[2]
Research and development employee stock-based compensation expense	373,000	38,000	418,000	513,000	[1]	3,338,000	[1]	3,711,000	[2]
Research and development non-employee stock-based compensation expense	52,000	99,000	114,000	(79,000)	[1]	6,098,000	[1]	6,150,000	[2]
Fair value of common stock issued in exchange for patent and technology rights	12,250,000		6,173,000			6,173,000	[1],[3]	18,423,000	[2],[4]
Fair value of Parent Company's common stock issued in exchange for licensing rights						3,954,000	[1],[3]	3,954,000	[2],[4]
Total research and development expenses	13,771,000	1,154,000	10,451,000	6,624,000	[1]	56,182,000	[1]	69,953,000	[2]
General and administrative expenses	473,000	674,000	2,172,000	4,357,000	[1]	27,637,000	[1]	28,110,000	[2]
General and administrative employee stock-based compensation	203,000	77,000	436,000	1,675,000	[1]	9,498,000	[1]	9,701,000	[2]
Fair value of common stock warrants issued for general and administrative expense			13,000			13,000	[1]	13,000	[2]
Fair value of Parent Company common stock and common stock warrants issued in exchange for general and administrative expenses				114,000	[1]	2,689,000	[1]	2,689,000	[2]
Total general and administrative expenses	676,000	751,000	2,621,000	6,146,000	[1]	39,837,000	[1]	40,513,000	[2]
Total operating expenses	(14,447,000)	(1,905,000)						(110,466,000)	[2]
Operating loss	(14,394,000)	(1,905,000)	(12,975,000)	(12,770,000)	[1]	(95,922,000)	[1]	(110,316,000)	[2]
Interest income (expense)		(22,000)	(30,000)			598,000	[1]	598,000	[2]
Other income (expense)	(3,000)	1,000	125,000	2,551,000	[1]	6,441,000	[1]	6,438,000	[2]
Loss before provision for income taxes			(12,880,000)	(10,219,000)	[1]	(88,883,000)	[1]
Provision for income taxes					[1]		[1]
Net loss	(14,397,000)	(1,926,000)	(12,880,000)	(10,219,000)	[1],[3]	(88,883,000)	[1],[3]	(103,280,000)	[2],[4]
Accretion of Series A convertible preferred stock and dividends	(3,547,000)		(12,815,000)			(12,815,000)	[1]	(16,362,000)	[2]
Net loss applicable to common stockholders	$ (17,944,000)	$ (1,926,000)	$ (25,695,000)	$ (10,219,000)	[1]	$ (101,698,000)	[1]	$ (119,642,000)	[2]
Net loss per common share applicable to common stockholders:
Basic and diluted loss per share	$ (2.76)	$ (1.20)	$ (5.62)	$ (8.44)	[1]
Weighted average common shares outstanding:
Basic and diluted	6,496,095	1,598,917	4,573,787	1,211,147	[1]

[1]	The statement of operations for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.
[2]	The statement of expenses for the period from January 1, 2003 (date of inception) to March 31, 2013 include the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 ($73,466) combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to March 31, 2013 ($46,176).
[3]	The statements of cash flow for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the cash flows of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.
[4]	The statement of cash flow for the period from January 1, 2003 (date of inception) to September 30, 2012 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the period presented to September 23, 2011 combined with the cash flows of RXi (Registrant) for the period September 24, 2011 to March 31, 2013.